Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Capitalized internal-use software development costs	$ 905,431	$ 905,375
Less: accumulated amortization	(616,995)	(527,037)
Intangible assets, net	$ 288,436	$ 378,338